As filed with the Securities and Exchange Commission on October 10, 1996
                       Registration No. 33-67148; 811-7948

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|

                       Post-Effective Amendment No. 10 |X|

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |_|

                              Amendment No. 13 |X|

                        (Check appropriate box or boxes)
                           --------------------------

                             THE GRIFFIN FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                              5000 Rivergrade Road
                           Irwindale, California 91706
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 333-4437

                               William A. Hawkins
                              5000 Rivergrade Road
                           Irwindale, California 91706
                     (Name and Address of Agent for Service)

                                 With a copy to:

                            Robert M. Kurucza, Esq.
                            Morrison & Foerster LLP
                    2000 Pennsylvania Ave., N.W., Suite 5500
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

|X|   Immediately upon filing pursuant to Rule 485(b), or       |_|     on (date) pursuant to Rule 485(b), or

|_|   60 days after filing pursuant to Rule 485(a), or          |_|     on (date) pursuant to Rule 485(a)(1), or

|_|   75 days after filing pursuant to paragraph (a)(2), or     |_|     on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of the Registrant's Common Stock, par value $.001 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant will file on or about October 31, 1996 the notice required by Rule 24f-2 for its fiscal year ended September 30, 1996.

                                Explanatory Note

              The Registrant is filing this Post-Effective Amendment No. 10 to amend the Company's Registration Statement with respect to its multiple class funds by adding a plan adopted by the Company's Board of Directors pursuant to Rule 18f-3 under the Investment Company Act of 1940 to the Exhibits contained as part of Item 24 therein and to include a copy of the plan in such registration statement. This Post-Effective Amendment does not otherwise affect Post-Effective Amendment No. 9 to the Company's Registration Statement
concerning Griffin Money Market Fund, Griffin Tax-Free Money Market Fund, Griffin Short-Term Bond Fund, Griffin U.S. Government Income Fund, Griffin Municipal Bond Fund, Griffin California Tax-Free Fund, Griffin Bond Fund, Griffin Growth & Income Fund and Griffin Growth Fund currently in effect.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irwindale, State of California on the 7th day of October, 1996.

                                                   THE GRIFFIN FUNDS, INC.

                                                   By:  /s/ William A. Hawkins
                                                            William A. Hawkins
                                                            President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES                                  TITLE                                      DATE

/s/ William A. Hawkins                      Director, Principal Executive              October 7, 1996
----------------------                      Officer, Principal Financial
William A. Hawkins                             Officer and Principal
                                                 Accounting Officer


                *                                     Director                         October 7, 1996
----------------------------------
Herschel Cardin

                *                                     Director                         October 7, 1996
----------------------------------
Vincent F. Coviello

                *                                     Director                         October 7, 1996
----------------------------------
Carrol R. McGinnis

                *                                     Director                         October 7, 1996
----------------------------------
Morton O. Schapiro


*By:  /s/ William A. Hawkins
        William A. Hawkins
        Attorney-in-Fact

                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that the person whose signature appears below constitutes and appoints each of William A. Hawkins and Robert M. Kurucza his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him in his name, place and stead, in any and all capacities, to sign the Registration Statement of The Griffin Funds, Inc., and any and all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and such state securities commissions as said attorney-in-fact and agent may deem necessary or appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in connection with the foregoing, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


Dated: September 24, 1996                             /s/ Carrol R. McGinnis
                                                      ----------------------
                                                          Carrol R. McGinnis

                             THE GRIFFIN FUNDS, INC.
                       REGISTRATION NO. 33-67148; 811-7948
                       POST-EFFECTIVE AMENDMENT NO. 10 TO
                    REGISTRATION STATEMENT ON FORM N-1A UNDER
                         THE SECURITIES ACT OF 1933 AND
            AMENDMENT NO. 13 UNDER THE INVESTMENT COMPANY ACT OF 1940

                                  EXHIBIT INDEX

         Exhibit Number                                   Description

                  18                                 Rule 18f-3 Multi-Class Plan

                                   Exhibit 18


                           Rule 18f-3 Multi-Class Plan

                             THE GRIFFIN FUNDS, INC.

                           RULE 18f-3 MULTI-CLASS PLAN


      I.      Introduction.

              Pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act"), the following sets forth the method for allocating fees and expenses among each class of shares in the separate investment portfolios of The Griffin Funds, Inc. (Registration Nos. 33-67148 and 811-7948) (the "Company"). In addition, this Rule 18f-3 Multi-Class Plan (the "Plan") sets forth the maximum initial sales loads, contingent deferred sales charges ("CDSCs"), Rule 12b-1 distribution fees, shareholder servicing fees, conversion features, exchange privileges and other shareholder services applicable to a particular class of shares of the separate investment portfolios. The Plan also identifies expenses that may be allocated to a particular class of shares to the extent they are actually incurred in a different amount by the class or relate to a different kind or degree of services provided to the class.

              The Company is an open-end series investment company registered under the 1940 Act, the shares of which are registered on Form N-1A under the Securities Act of 1933. The Company elects to offer multiple classes of shares of the Funds pursuant to the provisions of Rule 18f-3 and the Plan rather than pursuant to the exemptive order issued under Section 6(c) of the 1940 Act to The Griffin Funds, Inc., Griffin Financial Investment Advisers ("Griffin Advisers") (investment adviser of the Company) and Griffin Financial Services ("Griffin Financial") (the principal underwriter of the Company) on February 24, 1994 (1940 Act Release No. 20095).

              The Company currently offers the following nine separate Funds: the Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Income Fund, the Bond Fund, the Municipal Bond Fund, the California Tax-Free Fund, the Growth & Income Fund, the Growth Fund and the Short-Term Bond Fund (collectively, the "Funds"). All of the Funds except the Money Market Fund and the Tax-Free Money Market Fund (collectively, the "Multi-Class Funds") are authorized to issue two classes of shares -- Class A Shares and Class B Shares. The differences between these classes are discussed below.

     II.      Allocation of Expenses.

              A. Pursuant to Rule 18f-3 under the 1940 Act, the Company shall allocate to each class of shares of a Multi-Class Fund (i) any fees and expenses incurred by the Fund in connection with the distribution of such class of shares under a distribution plan adopted for such class of shares pursuant to Rule 12b-1, and (ii) any fees and expenses incurred by the Fund under a shareholder servicing plan in connection with the provision of shareholder services to the holders of such class of shares.

              B. In addition, pursuant to Rule 18f-3, the Company may allocate the following fees and expenses to a particular class of shares of a single Multi-Class Fund:

                     1. transfer agent fees identified by the transfer agent as being attributable to such class of shares;

                     2. printing and postage expenses related to preparing and distributing materials such as shareholder reports, notices, prospectuses, reports, and proxies to current shareholders of such class or to regulatory agencies with respect to such class of shares;

                     3. blue sky registration or qualification fees and expenses incurred by such class of shares;

                     4. Securities and Exchange Commission registration fees incurred by such class of shares;

                     5. the expense of administrative personnel and services as required to support the shareholders of such class of shares;

                     6. litigation or other legal expenses relating to such class of shares; and

                     7. fees of the Company's Directors incurred as result of issues relating to such class of shares.

              C. The initial determination of the class expenses that will be allocated by the Company to a particular class of shares and any subsequent changes thereto will be reviewed by the Board of Directors and approved by a vote of the Directors of the Company, including a majority of the Directors who are not interested persons of the Company.

              D. So long as the Generic Comment letter issued by the Chief Accountant of the Division of Investment Management of the Securities and Exchange Commission ("SEC"), dated November 2, 1995, shall be the position of the staff of the SEC with respect to the use of dual methodologies for allocating income, realized and unrealized gains and losses and expenses among classes of shares of Funds which declare distributions of net investment income daily:

                     (i) income and expenses of Short-Term Bond Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund and Bond Fund not allocated to a particular class of any such Fund pursuant to this Plan shall be allocated to each class of the Fund on the basis of the relative net assets (settled shares), as defined in Rule 18f-3, of that class in relation to the net assets of the Fund; and

                     (ii) realized and unrealized gains and losses of Short-Term Bond Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund and Bond Fund not allocated to a particular class of any such Fund pursuant to this Plan shall be allocated to each class of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund.

              E. Income, realized and unrealized capital gains and losses, and any expenses of Growth & Income Fund and Growth Fund not allocated to a particular class of any such Fund pursuant to this Plan shall be allocated to each class of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund.

    III.      Class Arrangements.

              The following summarizes the maximum initial sales loads, CDSCs, Rule 12b-1 distribution fees, shareholder servicing fees, conversion features, exchange privileges and other shareholder services applicable to a particular class of shares of the Multi-Class Funds. Additional details and restrictions regarding such fees and services are set forth in the relevant Fund's current Prospectus and Statement of Additional Information.

              A.    Class A Shares -- Multi-Class Funds

                    1.  Maximum Initial Sales Load:

                        (a) 4.50% with respect to shares of U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund, Bond Fund, Growth & Income Fund and Growth Fund

                        (b) 3.50% with respect to shares of Short-Term Bond Fund

                    2. Contingent Deferred Sales Charge: A CDSC of 1.00% of the dollar amount equal to the lesser of (a) the net asset value ("NAV") at the time of purchase of the Class A Shares being redeemed or (b) the NAV of such shares at the time of redemption, is imposed on redemptions requested within one year of purchases of $1,000,000 or more.

                    3. Maximum Annual Rule 12b-1 Distribution/Shareholder Servicing Fee: 0.25% of average daily net assets attributable to Class A Shares.

                    4.  Conversion Features:  None

                    5.  Exchange Privileges:

                        (a) Class A Shares of a Multi-Class Fund may be exchanged for Class A Shares of any other Multi-Class Fund or shares of the Money Market Fund or the Tax-Free Money Market Fund.

                        (b) From time to time, the Board of Directors of the Company may modify, or ratify modifications to, the exchange privileges of Class A Shares of a Fund without amending this Plan, provided that such exchange privileges, as modified, are described in the then-current prospectus for such shares of such Fund.

                    6.  Other Class-Specific Shareholder Services:  None

              B.    Class B Shares -- Multi-Class Funds

                    1.  Maximum Initial Sales Load:  None

                    2.  Contingent Deferred Sales Charge:

                        (a) Class B Shares of U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund, Bond Fund, Growth & Income Fund and Growth Fund which are redeemed within one, two, three, four, five or six years of the date of receipt of a purchase order affecting such shares will be subject to a CDSC equal to 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, or 1.00%, respectively, of the dollar amount equal to the lesser of (a) the NAV at the time of purchase of the Class B Shares being redeemed or (b) the NAV of such shares at the time of redemption.

                        (b) Class B Shares of Short-Term Bond Fund which are redeemed within one, two, three or four years of the date of receipt of a purchase order affecting such shares will be subject to a CDSC equal to 4.00%, 3.00%, 2.00% or 1.00%, respectively, of the dollar amount equal to the lesser of
(a) the NAV at the time of purchase of the Class B Shares being redeemed or (b) the NAV of such shares at the time of redemption.

                        (c) No CDSC will be imposed on Class B Shares purchased through reinvestment of dividends or capital gains distributions.

                    3. Maximum Annual Rule 12b-1 Distribution Fee: 0.75% of average daily net assets attributable to Class B Shares.

                    4. Maximum Annual Shareholder Servicing Fee: 0.25% of average daily net assets attributable to Class B Shares.

                    5. Conversion Features: Class B Shares of a Multi-Class Fund that have been outstanding for six years will automatically convert to Class A Shares of such Fund on the first day after the six year anniversary of the issuance of the shares and, consequently, will no longer be subject to the higher Rule 12b-1 fees applicable to Class B Shares. Such conversion will be on the basis of the relative NAVs of the two classes, without the imposition of any sales charge or other charge, except that the lower Rule 12b-1 fees applicable to Class A Shares shall thereafter be applied to such converted shares.

                    6.  Exchange Privileges:

                        (a) Class B Shares of a Multi-Class Fund may be exchanged for Class B Shares of any other Multi-Class Funds or shares of the Money Market Fund or the Tax-Free Money Market Fund.

                        (b) From time to time, the Board of Directors of the Company may modify, or ratify modifications to, the exchange privileges of Class B Shares of a Fund without amending this Plan, provided that such exchange privileges, as modified, are described in the then-current prospectus for such shares of such Fund.

                    7.  Other Class-Specific Shareholder Services:  None

     IV.      Board Review.

              The Board of Directors of the Company shall review this Plan as frequently as it deems necessary. Prior to any material amendment(s) to this Plan, the Company's Board of Directors, including a majority of the Directors who are not interested persons of the Company, shall find that the Plan, as proposed to be amended (including any proposed amendments to the method of allocating class and/or fund expenses), is in the best interest of each class of shares of the Fund individually and the Fund as a whole. In considering whether to approve any proposed amendment(s) to the Plan, the Directors of the Company shall request and evaluate such information as they consider reasonably necessary to evaluate the proposed amendment(s) to the Plan.


Adopted by the Company effective August 15, 1996